VIA EDGAR
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                                                                    Mach 1, 2007


Securities and Exchange Commission 100 F Street, N.E.
Washington, DC  20549

                           Re:      The Gabelli Blue Chip Value Fund
                                    (Securities Act File No. 333-80099;
                                    Investment Company Act File No. 811-09377)
                                    POST-EFFECTIVE AMENDMENT NO. 10
                                    -------------------------------

Ladies and Gentlemen:

     On behalf of The Gabelli Blue Chip Value Fund (the "Fund"), I hereby transmit for filing under the Securities Act of 1933 and the Investment Company Act of 1940, Post-Effective Amendment No. 10 (the "Amendment") to the Fund's Registration Statement on Form N-1A (the "Registration Statement"), which, pursuant to Section 310 of Regulation S-T, has been tagged by the Fund's administrator to indicate the changes from the previous amendment No. 9 to the Registration Statement, filed in 2006.

     We hereby request selective review as the only substantive changes involve additional disclosure regarding foreign securities and disclosure in the SAI concerning investing in swap agreements.



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Securities and Exchange Commission
March 1, 2007
Page 2


     If your staff has any questions or comments concerning the Amendment, they should call me at (212) 735-2790.

                                                      Very truly yours,

                                                     /S/ RICHARD T. PRINS
                                                     --------------------


Enclosures

cc:  Bruce Alpert
     Arlene Lonergan